Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - Fair Value Measurements Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 25,557	$ 15,896
Restricted Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		1,000
Availableforsale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		26
Fair Value Inputs Level3 [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	25,557	15,896
Fair Value Inputs Level3 [Member] | Restricted Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Fair Value Inputs Level3 [Member] | Availableforsale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Fair Value Inputs Level1 [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value Inputs Level1 [Member] | Restricted Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		1,000
Fair Value Inputs Level1 [Member] | Availableforsale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		26
Fair Value Inputs Level2 [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Fair Value Inputs Level2 [Member] | Restricted Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets
Fair Value Inputs Level2 [Member] | Availableforsale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets